Note 9 - Related Party Transactions (Details) - Shareholder [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 100,000	$ 293,000	$ 471,000	$ 671,000	$ 923,000	$ 700,000
Accounts Payable, Related Parties					$ 282,000